Equity Investments in Digital Assets at Fair Value through Profit and Loss (“FVTPL”) (Tables)	6 Months Ended
Jun. 30, 2026
Equity Investments in Digital Assets at Fair Value through Profit and Loss (“FVTPL”) [Abstract]
Schedule of Equity Investments in Digital Assets at Fair Value through Profit and Loss
	June 30, 2026
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	198,271.1758	$12,441,214	127,378.8747	$7,992,831	325,650.0506	$20,434,045
Fund A - Avalanche (AVAX)	493,987.8417	$2,808,344	8,956.2077	$50,916	502,944.0494	$2,859,260
		$15,249,558		$8,043,747		$23,293,305

Fund B - Solana (SOL)	406,960.7000	$26,033,277	175,869.0000	$11,250,340	582,829.7000	$37,283,617
		$26,033,277		$11,250,340		$37,283,617
Total		$41,282,835		$19,294,087		$60,576,922

	December 31, 2025
	Current		Long Term		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount
Fund A - Solana (SOL)	192,949.9577	$19,860,832	220,396.5353	$22,685,979	413,346.4930	$42,546,811
Fund A - Avalanche (AVAX)	503,720.0812	$5,253,822	232,861.4009	$2,428,755	736,581.4821	$7,682,577
		$25,114,654		$25,114,734		$50,229,388

Fund B - Solana (SOL)	470,185.9000	$50,297,296	294,049.0000	$31,455,366	764,234.9000	$81,752,662
Total		$75,411,950		$56,570,100		$131,982,050

Schedule of Continuity of Equity Investments

The continuity of equity investments for the periods ended June 30, 2026 and December 31, 2025 is as follows:

	June 30, 2026	December 31, 2025
Opening Balance	$131,982,060	$257,425,063
Disposals	(15,965,180)	(71,685,819)
Staking income	2,729,105	19,784,212
Net change in realized and unrealized gain/loss	(42,341,780)	(68,261,188)
Management fees	(248,663)	(2,530,856)
Transfers out to Digital Assets	(15,578,620)	(2,749,352)
Closing Balance	$60,576,922	$131,982,060